OTHER INCOME (LOSS), NET	12 Months Ended
Dec. 31, 2013
OTHER INCOME (LOSS), NET
OTHER INCOME (LOSS), NET

24. OTHER INCOME (LOSS), NET

Other income (loss), net for the years ended December 31, 2011, 2012 and 2013 consists of:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Reimbursement from ADS depositary bank	527	—	—
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	—	462	—
Interest penalty income from late consideration payment by the acquirer of a disposed subsidiary	—	—	144
Others	(861)	45	131
Other (loss) income, net	(334)	507	275